Notes on the Consolidated Balance Sheet (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	€ 9,634	€ 83
Balance, December 31,	35,136	9,634
Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	10,722	171
Acquired	26,697	8,756
Additions	2,462	1,845
Disposals	(179)	(50)
Reclassifications	0
Currency translation	(776)
Balance, December 31,	38,926	10,722
Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1,088	88
Additions	2,881	1,027
Impairment	0	0
Disposals	(179)	(27)
Reclassifications		0
Currency translation	0
Balance, December 31,	3,790	1,088
Software | Internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1,007	0
Balance, December 31,	3,503	1,007
Software | Internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	1,186	0
Acquired	1,984	0
Additions	261	1,186
Disposals	(179)	0
Reclassifications	678
Currency translation	(61)
Balance, December 31,	3,869	1,186
Software | Internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	179	0
Additions	366	179
Impairment	0	0
Disposals	(179)	0
Reclassifications		0
Currency translation	0
Balance, December 31,	366	179
Software | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	23
Balance, December 31,	0	0
Software | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	50
Acquired	0	0
Additions	0	0
Disposals	0	(50)
Reclassifications	0
Currency translation	0
Balance, December 31,	0	0
Software | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	27
Additions	0	0
Impairment	0	0
Disposals	0	(27)
Reclassifications		0
Currency translation	0
Balance, December 31,	0	0
Licenses and domains | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	37	60
Balance, December 31,	128	37
Licenses and domains | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	122	121
Acquired	0	1
Additions	110	0
Disposals	0	0
Reclassifications	0
Currency translation	0
Balance, December 31,	232	122
Licenses and domains | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	85	61
Additions	19	24
Impairment	0	0
Disposals	0	0
Reclassifications		0
Currency translation	0
Balance, December 31,	104	85
Brands and trademarks | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	2,605	0
Balance, December 31,	4,917	2,605
Brands and trademarks | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	2,642	0
Acquired	2,525	2,551
Additions	0	91
Disposals	0	0
Reclassifications	0	0
Currency translation	(74)
Balance, December 31,	5,093	2,642
Brands and trademarks | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	37	0
Additions	139	37
Impairment	0	0
Disposals	0	0
Reclassifications		0
Currency translation	0
Balance, December 31,	176	37
Other intangible assets | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	2,661	0
Balance, December 31,	2,314	2,661
Other intangible assets | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,448	0
Acquired	1,735	2,880
Additions	323	568
Disposals	0	0
Reclassifications	0
Currency translation	(48)
Balance, December 31,	5,458	3,448
Other intangible assets | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	787	0
Additions	2,357	787
Impairment	0	0
Disposals	0	0
Reclassifications		0
Currency translation	0
Balance, December 31,	3,144	787
Intangible assets under development | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	0
Balance, December 31,	1,090	0
Intangible assets under development | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	0
Acquired	0	0
Additions	1,768	0
Disposals	0	0
Reclassifications	(678)
Balance, December 31,	1,090	0
Intangible assets under development | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	0
Additions	0	0
Impairment	0	0
Disposals	0	0
Reclassifications		0
Currency translation	0
Balance, December 31,	0	0
Goodwill | Not internally generated
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,324	0
Balance, December 31,	23,184	3,324
Goodwill | Not internally generated | Purchase costs
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	3,324	0
Acquired	20,453	3,324
Additions	0	0
Disposals	0	0
Reclassifications	0
Currency translation	(593)
Balance, December 31,	23,184	3,324
Goodwill | Not internally generated | Accumulated amortization and impairment
Reconciliation of intangible assets [Roll Forward]
Balance, January 1,	0	0
Additions	0	0
Impairment	0	0
Disposals	0	0
Reclassifications		0
Currency translation	0
Balance, December 31,	€ 0	€ 0